8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cemig GT [member]
Disclosure Of Advances From Customers [line items]
Beginning balance	R$ 810	R$ 751	R$ 568
Effect of adoption of IFRS 9 on Jan. 1, 2018			150
Additions	146		264
Write-off			(231)
Disposals	(244)
Ending Balance	712	810	751
Eletrobras [member]
Disclosure Of Advances From Customers [line items]
Beginning balance	R$ 810	751
Additions		238
Disposals		(179)
Ending Balance		R$ 810	R$ 751